Reconciliation of United States Statutory Federal Rate to Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule Of Income Tax Reconciliation [Line Items]
Tax at U.S. statutory rate			$ 111,984	$ 16,177	$ 23,550	$ 34,042
State and local taxes			7,899	1,606	1,469	860
Tax credits			(1,936)	(4,179)	(2,875)	(4,464)
Reorganization items and fresh- start accounting adjustments, net			(37,761)
US-Canada APA settlement			5,867	(651)		2,658
Foreign withholding taxes			789	1,823	242	2,290
Effect of foreign tax rates			(7,376)	(3,788)	(6,147)	(7,739)
Tax audits & assessments			(258)	1,635	2,541	260
Valuation allowance			(38,915)	(5,377)	(57,652)	(10,839)
Other, net			(353)	(2,151)	7,341	3,697
Income tax provision	$ 7,891	$ 8,062	$ 39,940	$ 5,095	$ (31,531)	$ 20,765
Effective income tax rate	28.00%	25.00%	12.50%	11.00%	(46.90%)	21.30%